Dan IVES Wedbush AI Revolution ETF
Schedule of Investments
January 31, 2026 (Unaudited)
1
Shares Value
Common Stocks — 99.9%
Communication Services — 14.6%
Alphabet, Inc., Class A ............................................................................. 154,889 $ 52,352,482
Baidu, Inc.,ADR* .................................................................................. 179,940 27,563,209
Meta Platforms, Inc., Class A ....................................................................... 73,620 52,748,730
ROBLOX Corp., Class A* .......................................................................... 284,404 18,702,407
Total Communication Services 151,366,828
Consumer Discretionary — 13.5%
Alibaba Group Holding, Ltd.,ADR ................................................................... 261,989 44,422,855
Amazon.com, Inc.* ................................................................................ 213,164 51,010,145
Tesla, Inc.* ........................................................................................ 102,570 44,147,154
Total Consumer Discretionary 139,580,154
Industrials — 4.7%
GE Vernova, Inc. .................................................................................. 50,798 36,898,143
Innodata, Inc.* .................................................................................... 218,181 12,095,955
Total Industrials 48,994,098
Information Technology — 65.6%
Advanced Micro Devices, Inc.* ..................................................................... 188,842 44,704,567
Apple, Inc. ........................................................................................ 177,890 46,158,897
Broadcom, Inc. .................................................................................... 132,636 43,942,307
CoreWeave, Inc., Class A* ......................................................................... 264,685 24,665,995
Crowdstrike Holdings, Inc.* ........................................................................ 61,175 27,002,951
International Business Machines Corp. ............................................................. 123,507 37,879,597
IREN, Ltd.* ........................................................................................ 426,259 22,907,159
Micron Technology, Inc. ............................................................................ 156,081 64,754,885
Microsoft Corp. .................................................................................... 102,860 44,259,629
MongoDB, Inc.* ................................................................................... 52,972 19,670,093
Nebius Group NV* ................................................................................. 217,183 18,501,820
NVIDIA Corp. ..................................................................................... 282,528 53,999,576
Oracle Corp. ...................................................................................... 207,153 34,093,241
Palantir Technologies, Inc., Class A* ................................................................ 225,876 33,111,163
Palo Alto Networks, Inc.* ........................................................................... 164,342 29,083,604
Pegasystems, Inc. ................................................................................. 238,455 10,418,099
Shopify, Inc., Class A* ............................................................................. 212,461 27,881,257
Snowflake, Inc.* ................................................................................... 124,029 23,900,388
Taiwan Semiconductor Manufacturing Co., Ltd.,ADR ................................................ 162,823 53,822,771
Zscaler, Inc.* ...................................................................................... 87,148 17,430,471
Total Information Technology 678,188,470
Utilities — 1.5%
Oklo, Inc.* ........................................................................................ 191,749 15,267,056
Total Common Stocks
(Cost $966,085,858) 1,033,396,606

Dan IVES Wedbush AI Revolution ETF
Schedule of Investments
(Continued)
January 31, 2026 (Unaudited)
2
Shares Value
Short-Term Investments — 0.2%
Money Market Funds — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, 3.58%
(a)
(Cost $1,711,164) ................................................................................. 1,711,164 $ 1,711,164
Total Investments — 100.1%
(Cost $967,797,022) 1,035,107,770
Other Assets and Liabilities,
Net — (0.1)% (620,124)
Net Assets — 100% $ 1,034,487,646
_______________
* Non Income Producing.
(a) Rate shown reflects the 1-day yield as of January 31, 2026.
ADR : American Depositary Receipt